Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (1,107,730)	$ (2,774,307)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability and related party note	30,627	(384,108)
Stock-based compensation	95,200
Interest earned on cash and marketable securities held in Trust Account	(5,978)	(1,630,398)
Amortization on debt discount on note payable to related party		17,914
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(740,241)	567,733
Other long-term assets	(165,230)	165,230
Payable to related parties	72,857	708,704
Accounts payable	3,100	166,964
Accrued legal fees	225,146	1,931,891
Accrued liabilities	220,755	(117,411)
Other current liabilities	1,783	86,238
Net cash used in operating activities	(1,369,711)	(1,261,550)
INVESTING ACTIVITIES
Investment of cash in Trust Account, net	(232,300,000)	(640,000)
Cash withdrawn from Trust Account		192,881,509
Net cash provided by (used in) investing activities	(232,300,000)	192,241,509
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders	25,000
Proceeds from sale of Public Units, net of underwriting discounts paid	226,850,000
Borrowings from related parties	133,465	640,000
Borrowings from related parties at fair value		260,000
Repayment of borrowings from related parties	(133,465)
Redemption of Public Units		(192,138,312)
Payment of offering costs	(733,740)	(85,000)
Net cash provided by (used in) financing activities	234,091,260	(191,323,312)
Net increase (decrease) in cash during period	421,549	(343,353)
Cash, beginning of period		421,549
Cash, end of period	421,549	78,196
SUPPLEMENTAL DISCLOSURES
Cash paid for income taxes		400,377
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption	15,497,935	1,440,963
Deferred underwriting fee payable upon business combination	9,200,000
Offering costs included in accounts payable	25,000
Offering costs included in accrued liabilities	85,000
Fair value of warrant liability	382,773
Debt discount on note payable to related party		$ 54,034
Founders
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units	$ 7,950,000